Lease (Details) - Schedule of maturity analysis of operating leases liabilities	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of maturity analysis of operating leases liabilities [Abstract]
2021	$ 244,683
2022	149,539
2023	17,143
Total future undiscounted cash flow	411,365
Less: Discount on operating lease liabilities	(9,317)
Present value of operating lease liabilities	402,048
Less: Current portion of operating lease liabilities	(339,040)
Non-current portion of operating lease liabilities	63,008
2021	26,922
2022	49,358
Total future undiscounted cash flow	76,280
Less: Discount on finance lease liabilities	(3,293)
Present value of finance lease liabilities	72,987
Less: Current portion of finance lease liabilities	(50,881)
Non-current portion of finance lease liabilities	$ 22,106